Revenues (Details) - Schedule of Operating Sales - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Operating Sales [Abstract]
Sales of grains	R$ 420,072	R$ 593,787	R$ 727,875
Sales of cotton	79,800	39,600	26,109
Sales of sugarcane	239,313	247,260	379,242
Sales of beef cattle	31,362	26,262	32,773
Lease	17,833	17,997	15,047
Other revenues	7,400	5,542	9,368
Gross operating revenue	795,780	930,448	1,190,414
Sales deductions
Taxes on sales	(24,654)	(27,076)	(22,277)
Net revenue	R$ 771,126	R$ 903,372	R$ 1,168,137